Employee Benefit Plans - Fair Value of Plan Assets (Detail) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 235.0	$ 219.9
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91.3	84.9
Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.2	29.4
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	73.0	84.7
Large Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27.6
Large Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27.3
Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.7	12.6
Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.6	8.6
Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.0	8.8
Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.1	23.2
Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	40.2
Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.7	21.3
Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23.5	20.9
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Large Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Large Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 1 [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	211.5	209.4
Level 2 [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91.3	84.9
Level 2 [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.2	29.4
Level 2 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	73.0	84.7
Level 2 [Member] | Large Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27.6
Level 2 [Member] | Large Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		27.3
Level 2 [Member] | Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.7	12.6
Level 2 [Member] | Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.6	8.6
Level 2 [Member] | Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.0	8.8
Level 2 [Member] | Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.1	23.2
Level 2 [Member] | Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	40.2
Level 2 [Member] | Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.7	21.3
Level 2 [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		10.4
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23.5	10.5
Level 3 [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Large Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Large Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Large Cap Indexed [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Small and Mid-Cap Growth [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Small and Mid-Cap Value [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Short & Mid Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Long Duration [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Long Duration Indexed [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Level 3 [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23.5	$ 10.5